Net financial results	12 Months Ended
Dec. 31, 2024
Net Financial Results
Net financial results

10	Net financial results

Accounting policy

(i) Financial expenses

Financial costs of obligations are recognized as expenses when accrued, except for those directly attributable to the acquisition or the construction of qualifying assets, that is, assets that require a substantial amount of time to be ready for use, which are capitalized within property, plant and equipment and/or intangibles assets.

(ii) Financial income

Financial income is mainly composed of interest income and is recognized on an accrual basis to reflect the asset’s effective yield under the effective interest rate method.

(iii) Other financial items, net is composed of the net of the income and expenses related to the fair value of loans and financings, derivative financial instruments, and foreign exchange gains or losses.

	2024	2023	2022
Financial income
Interest income on financial investments and cash equivalents	11,853	11,622	16,913
Interest on tax credits	357	1,012	980
Monetary adjustments on assets	5,610	5,946	2,565
Other financial income	6,208	7,213	4,560
	24,028	25,793	25,018

Financial expenses
Interest on loans and financings	(130,268)	(110,734)	(104,689)
Interest accrual on asset retirement and environmental obligations	(27,734)	(26,969)	(23,662)
Interest on lease liabilities - note 23 (b)	(13,517)	(6,134)	(1,626)
Interest on factoring operations and confirming payables	(16,391)	(16,624)	(4,791)
Interest on other liabilities	(15,014)	(9,215)	(11,472)
Bonds repurchase - note 24 (b)	(7,069)	-	(3,277)
Interest on contractual obligations	(6,424)	(5,329)	(5,801)
Interest on VAT matters – note 9 (iv)	(1,203)	(16,033)	-
Other financial expenses	(26,075)	(18,853)	(14,460)
	(243,695)	(209,891)	(169,778)

Other financial items, net
Changes in fair value of loans and financings – note 24 (c)	(3,627)	(525)	(1,472)
Debt modification gain - note 24 (c)	3,142	-	-
Changes in fair value of derivative financial instruments – note 10 (c)	1,371	(606)	(83)
Net foreign exchange (loss) or gains (i)	(150,679)	18,171	11,504
	(149,793)	17,040	9,949

Net financial results	(369,460)	(167,058)	(134,811)

(i) The amounts for year 2024 and prior years are mainly due to exchange variation on the outstanding USD accounts receivables and accounts payables of Nexa BR with Nexa, intercompany loan of Nexa BR with its related parties, for which the exchange variation is not eliminated in the consolidation process, and loans in foreign currency. These transactions were impacted by the volatility of the Brazilian Real (“BRL”), which depreciated against the USD during 2024 (appreciated during 2023).